Leases (Details 3)	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 38,400
2023	38,400
2024	38,400
2025	38,400
2026	38,400
Total lease payments	192,000
Less interest	26,478
Present value of lease liability	$ 165,522